Capital Assets	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Capital Assets
3.	Capital Assets
At December 31, 2012 and December 31, 2011, the Company determined the carrying values of its capital assets to be nil.